Business Combination (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2019 USD ($)
Business Acquisition [Line Items]
Cash Consideration	$ 193,478
Stock Consideration	172,349
Contingent Consideration	65,803
Total	431,630
Adjusted Net Assets	5,910
Goodwill	332,602
Intangibles	133,026
Deferred Tax Liability	39,908
Bonfire [Member]
Business Acquisition [Line Items]
Cash Consideration	51,068
Stock Consideration	50,078	[1]
Contingent Consideration	325
Total	101,471
Adjusted Net Assets	3,639
Goodwill	81,964
Intangibles	22,668
Deferred Tax Liability	6,800
CityBase holders [Member]
Business Acquisition [Line Items]
Cash Consideration	64,261
Stock Consideration	41,560
Contingent Consideration	48,410
Total	154,231
Adjusted Net Assets	782
Goodwill	119,741
Intangibles	48,155
Deferred Tax Liability	14,447
eCivis [Member]
Business Acquisition [Line Items]
Cash Consideration	17,592
Stock Consideration	31,256
Contingent Consideration	5,859
Total	54,707
Adjusted Net Assets	(1,788)
Goodwill	47,397
Intangibles	12,997
Deferred Tax Liability	3,899
Open Counter [Member]
Business Acquisition [Line Items]
Cash Consideration	10,958
Stock Consideration	17,455
Contingent Consideration	0
Total	28,413
Adjusted Net Assets	(1,441)
Goodwill	22,524
Intangibles	10,471
Deferred Tax Liability	3,141
Questica [Member]
Business Acquisition [Line Items]
Cash Consideration	44,494
Stock Consideration	31,000	[2]
Contingent Consideration	9,311
Total	84,805
Adjusted Net Assets	3,652
Goodwill	57,479
Intangibles	33,821
Deferred Tax Liability	10,147
Sherpa [Member]
Business Acquisition [Line Items]
Cash Consideration	5,105
Stock Consideration	1,000
Contingent Consideration	1,898
Total	8,003
Adjusted Net Assets	1,066
Goodwill	3,497
Intangibles	4,914
Deferred Tax Liability	$ 1,474

[1]	Includes $21.6 million of convertible stock consideration
[2]	Includes $31.0 million of convertible stock consideratio